Note 9 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$
Year ending December 31, 2018	255
Year ending December 31, 2019	324
Year ending December 31, 2020	53

Total	632